Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 3,216,018	R$ 3,309,765	R$ 2,617,407
Net revenue from subscription services and equipment rental	1,846,931	1,824,956	1,760,915
Finance income	7,676,204	6,229,303	4,638,022
Other income	518,301	690,979	572,601
Total revenue and income	13,257,454	12,055,003	9,588,945
Cost of sales	(3,389,127)	(2,982,758)	(2,669,752)
Administrative expenses	(1,130,499)	(1,188,869)	(1,121,357)
Selling expense	(2,105,475)	(1,698,275)	(1,511,241)
Finance costs	(3,693,606)	(3,999,465)	(3,514,739)
Gains (Losses) On Equity Securities At Fair Value Through Or Profit Or Loss	0	30,574	(853,056)
Software business goodwill impairment loss	(3,558,049)	0	0
Other operating income (expense)	(398,726)	(241,213)	(302,501)
Total expenses	(14,275,482)	(10,080,006)	(9,972,646)
Share of profit (loss) of associates accounted for using equity method	399	(4,179)	(3,589)
Adjusted profit before income taxes	(1,017,629)	1,970,818	(387,290)
Current tax expense (income)	(527,919)	(345,813)	(292,172)
Deferred tax expense (income)	38,498	(24,585)	153,066
Profit (loss)	(1,507,050)	1,600,420	(526,396)
Profit (loss), attributable to owners of parent	(1,515,222)	1,592,065	(519,417)
Net income (loss) allocated to NCI	R$ 8,172	R$ 8,355	R$ (6,979)
Basic earnings per share (R$ per share)	R$ (5.02)	R$ 5.09	R$ (1.67)
Diluted earnings per share (R$ per share)	R$ (5.02)	R$ 4.74	R$ (1.67)